Fair Value Measurement (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2012 Estimate Of Fair Value, Fair Value Disclosure [Member] CNY	Jun. 30, 2011 Estimate Of Fair Value, Fair Value Disclosure [Member] CNY
Derivative financial instruments						0	0	17,274	32,665	0	0	17,274	32,665
Other investments						35,384	0	0	0	43,455	50,499	78,839	50,499
Total assets	821,629	5,219,806	8,023,491	1,617,750	2,006,153	35,384	0	17,274	32,665	43,455	50,499	96,113	83,164
Derivative financial instruments						0	0	8,780	18,706	0	0	8,780	18,706
Total liabilities	$ 415,033	2,636,702	5,378,408	153,992	293,667	0	0	8,780	18,706	0	0	8,780	18,706